Consolidated Statements of Income/Loss and Other Comprehensive Income/Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Products	$ 10,008	$ 5,861	$ 8,933
Services	81,716	85,997	1,185
Revenue	91,724	91,858	10,118
Cost of revenues
Products	9,019	5,059	4,938
Services	70,864	72,347	379
Cost of revenues	79,883	77,406	5,317
Gross profit	11,841	14,452	4,801
Research and development expenses	5,888	5,221	1,045
Sales and marketing expenses	4,660	4,372	1,988
General and administrative expenses	12,108	13,440	9,964
Loss (Gain) from changes in fair value of financial assets at fair value through profit or loss	3,830	2,713	(713)
Equity losses	4,107	2,659	2,149
Net loss (gain) from derecognition of investments accounted for using the equity method	2,227	(169)
Impairment of goodwill and other intangible assets	1,812
Amortization of excess purchase price of associates	530		263
Operating loss	(23,321)	(13,784)	(9,895)
Gain upon loss of control in Odysight.ai			(11,465)
Gain from initial recognition of assets and liabilities upon consolidation of Gix Internet		(2,300)
Loss (Gain) from sale of investments in financial assets at fair value through profit or loss and investments accounted for using the equity method		127	(2,025)
Other income, net	(329)	(45)	(494)
Gain from changes in fair value of warrants issued to investors	(396)	(159)	(484)
Loss (Gain) from changes in fair value of warrants issued to third party investors by subsidiaries	(2,322)	(3,619)	75
Financial loss, net	1,532	2,309	347
Profit (Loss) before taxes on income	(21,806)	(10,097)	4,151
Tax expense (benefit)	(74)	111	105
Net income (loss) for the year	(21,732)	(10,208)	4,046
Items that may be reclassified to profit or loss
Share of other comprehensive income (loss) of consolidated subsidiaries and associates accounted for using the equity method	(121)	460	162
Total comprehensive income (loss) for the year	(21,853)	(9,748)	4,208
Net income (loss) for the year is attributable to:
Owners of Xylo Technologies Ltd	(16,025)	(9,815)	6,794
Non-controlling interests	(5,707)	(393)	(2,748)
Net profit (loss) for the year	(21,732)	(10,208)	4,046
Total comprehensive income (loss) for the year is attributable to:
Owners of Xylo Technologies Ltd	(16,210)	(9,503)	6,881
Non-controlling interests	(5,643)	(245)	(2,673)
TOTAL COMREHENSIVE LOSS FOR THE YEAR	$ (21,853)	$ (9,748)	$ 4,208
Earnings (Loss) per ordinary share attributed to Xylo Technologies Ltd
Basic (in Dollars per share)	$ (0.63)	$ (0.4)	$ 0.2
Diluted (in Dollars per share)	$ (0.63)	$ (0.4)	$ 0.2
Weighted average ordinary shares outstanding (in thousands)
Basic (in Shares)	25,292	24,385	23,036	[1]
Diluted (in Shares)	25,292	24,385	23,036	[1]

[1]	Share and per share data in these financial statements have been retrospectively adjusted to reflect a number of shares that is equivalent to the number of shares of the Company post the Reverse Split (see note 14a(4)).